Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories
Finished goods	$ 310,400	$ 269,460	$ 316,654
Raw materials and precious metals	160,800	158,110	154,530
In-process inventories	56,800	42,723	115,090
Parts and supplies	28,300	29,169	27,056
Inventories	$ 556,300	$ 499,462	$ 613,330